SCHEDULE OF LONG-TERM INVESTMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Long term investment	$ 1,440	$ 40,603	$ 41,617
Equity Security - Compulsorily Convertible Debenture [Member]
Net Investment Income [Line Items]
Long term investment		$ 40,603	$ 41,617